Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings/ (Accumulated losses) [Member]	Accumulated Other Comprehensive Income [Member]	Non-controlling Interest [Member]
Balances at Dec. 31, 2011	$ 32,512	$ 30	$ 31,280	$ 642	$ 559	$ 1
Balance (in shares) at Dec. 31, 2011		29,710,556
Net income/(loss)	1,766			1,766
Other comprehensive income (loss)	370				370
Issuance of restricted stock	0	0	0
Issuance of restricted stock (in shares)		194,805
Exercise of employee options	81	0	81
Exercise of employee options (in shares)		69,301
Stock-based compensation	840		840
Changes in valuation allowance on deferred tax assets which existed at the date of Quasi-Reorganization	23		23
Balances at Dec. 31, 2012	35,592	30	32,224	2,408	929	1
Balances (in shares) at Dec. 31, 2012		29,974,662
Net income/(loss)	(7,330)			(7,330)
Other comprehensive income (loss)	(187)				(187)
Issuance of restricted stock	0	0	0
Issuance of restricted stock (in shares)		50,000
Exercise of employee options	0	0	0
Exercise of employee options (in shares)		0
Stock-based compensation	789		789
Changes in valuation allowance on deferred tax assets which existed at the date of Quasi-Reorganization	143		143
Balances at Dec. 31, 2013	$ 29,007	$ 30	$ 33,156	$ (4,922)	$ 742	$ 1
Balances (in shares) at Dec. 31, 2013		30,024,662